Finance costs (Tables)	12 Months Ended
Dec. 31, 2024
Notes and other explanatory information [abstract]
Schedule of finance costs

	2024	2024	2023	2022
	US$	HK$	HK$	HK$

Interest on bank loans	340,605	2,645,713	2,863,104	362,190
Interest on loans from related companies	251,071	1,950,246	2,285,985	2,252,192
Interest on lease liabilities	720,269	5,594,836	6,300,014	4,987,343

	1,311,945	10,190,795	11,449,103	7,601,725